Condensed Consolidated Statement Of Changes In Shareholders' Equity (Capital Deficit) (USD $)	Preferred Stock [Member]	Common Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2007		$ 12,000	$ 195,131,000	$ (199,313,000)	$ (4,170,000)
Balance, shares at Dec. 31, 2007		12,458,400
Sale of preferred stock, net of issuance costs			3,933,000		3,933,000
Sale of preferred stock, net of issuance costs, shares	4,033
Sale of common stock, net of issuance costs		2,000	1,578,000		1,580,000
Sale of common stock, net of issuance costs, shares		1,586,539
Debt conversion		1,000	1,956,000		1,957,000
Debt conversion, shares	1,706	717,620
Issuance of common stock for services			303,000		303,000
Issuance of common stock for services, shares		326,400
Stock-based compensation			928,000		928,000
Put option waiver			150,000		150,000
Put option waiver, shares		125,000
Fair value of warrants issued			883,000		883,000
Deemed dividend, put option			(44,000)		(44,000)
Net income				(1,859,000)	(1,859,000)
Balance at Dec. 31, 2008		15,000	204,818,000	(201,172,000)	3,661,000
Balance, shares at Dec. 31, 2008	5,739	15,213,959
Cumulative effect of change in accounting principle			(15,091,000)	12,961,000	(2,130,000)
Fair value of warrants reclassified from liability to equity upon exercise			1,785,000		1,785,000
Issuance of common stock for services			304,000		304,000
Issuance of common stock for services, shares		498,533
Expiration of put options		1,000	428,000		429,000
Expiration of put options, shares		522,500
Cashless exercise of common stock warrants, shares					726,910
Exercise of common stock warrants		1,000	(1,000)
Exercise of common stock warrants, shares		726,910
Exercise of common stock options			5,000		5,000
Exercise of common stock options, shares		5,342
Stock-based compensation			1,110,000		1,110,000
Net income				(2,271,000)	(2,271,000)
Balance at Dec. 31, 2009		17,000	193,358,000	(190,482,000)	2,893,000
Balance, shares at Dec. 31, 2009	5,739	16,967,244
Fair value of warrants reclassified from liability to equity upon exercise			10,013,000		10,013,000
Issuance of common stock for services			55,000		55,000
Issuance of common stock for services, shares		15,363
Cashless exercise of common stock warrants		4,000	(4,000)
Cashless exercise of common stock warrants, shares		3,518,110			3,518,110
Conversion of Series B Preferred Stock to common stock, shares	(60)	80,000
Exercise of common stock warrants			250,000		250,000
Exercise of common stock warrants, shares		100,000
Exercise of common stock options			805,000		805,000
Exercise of common stock options, shares		529,728
Stock-based compensation			1,821,000		1,821,000
Net income				(1,140,000)	(1,140,000)
Balance at Dec. 31, 2010		21,000	206,298,000	(191,622,000)	14,697,000
Balance, shares at Dec. 31, 2010	5,679	21,210,445
Fair value of warrants reclassified from liability to equity upon exercise			10,304,000		10,304,000
Cashless exercise of common stock warrants, shares		476,663			476,663
Cashless exercise of common stock options, shares		49,685
Conversion of Series B Preferred Stock to common stock, shares	(20)	26,666			20
Exercise of common stock warrants		1,000	561,000		562,000
Exercise of common stock warrants, shares		1,072,116
Exercise of common stock options		1,000	525,000		526,000
Exercise of common stock options, shares		458,011
Stock-based compensation			1,777,000		1,777,000
Net income				3,752,000	3,752,000
Balance at Sep. 30, 2011		$ 23,000	$ 219,465,000	$ (187,870,000)	$ 31,618,000
Balance, shares at Sep. 30, 2011	5,659	23,293,586